STATEMENT OF CHANGES IN SHAREHOLDERS' DEFICIT - USD ($)		Common Stock CIK 0001846136 Riverview Acquisition Corp Common Class A [Member]	Common Stock CIK 0001846136 Riverview Acquisition Corp Common Class B [Member]	Common Stock		Additional Paid-in Capital CIK 0001846136 Riverview Acquisition Corp	Accumulated Deficit CIK 0001846136 Riverview Acquisition Corp	CIK 0001846136 Riverview Acquisition Corp Common Class B [Member]	CIK 0001846136 Riverview Acquisition Corp	Total
Balance at beginning of period (in shares) at Dec. 31, 2019				34,202,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent										$ (129,171,000)
Balance at end of period (in shares) at Dec. 31, 2020				34,202,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Forfeiture of founder shares (in shares)								(937,500)
Net Income (Loss) Attributable to Parent										(21,947,000)
Ending balance at Dec. 31, 2021		$ 0	$ 6,250			$ 0	$ (18,256,253)		$ (18,250,003)	(178,734,000)	[1]
Balance at end of period (in shares) at Dec. 31, 2021		0	6,250,000	34,523,000	[2]
Beginning balance at Feb. 03, 2021		$ 0	$ 0			0	0		0
Balance at beginning of period (in shares) at Feb. 03, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 0	$ 7,188			17,812	0		25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		0	7,187,500
Net Income (Loss) Attributable to Parent		$ 0	$ 0			0	(8,476)		(8,476)
Ending balance at Mar. 31, 2021		$ 0	$ 7,188			17,812	(8,476)		16,524
Balance at end of period (in shares) at Mar. 31, 2021		0	7,187,500
Beginning balance at Feb. 03, 2021		$ 0	$ 0			0	0		0
Balance at beginning of period (in shares) at Feb. 03, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent									(8,413)
Ending balance at Jun. 30, 2021		$ 0	$ 7,188			17,812	(8,413)		16,587
Balance at end of period (in shares) at Jun. 30, 2021		0	7,187,500
Beginning balance at Feb. 03, 2021		$ 0	$ 0			0	0		0
Balance at beginning of period (in shares) at Feb. 03, 2021		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor			$ 7,188			17,812			25,000
Issuance of Class B ordinary shares to Sponsor (in shares)		0	7,187,500
Adjustments to Additional Paid in Capital, Warrant Issued						518,000			518,000
Accretion of Class A common stock to redemption amount						(536,750)	(23,922,881)		(24,459,631)
Forfeiture of founder shares			$ (938)			938
Forfeiture of founder shares (in shares)		0	(937,500)
Net Income (Loss) Attributable to Parent							5,666,628		5,666,628
Ending balance at Dec. 31, 2021		$ 0	$ 6,250			0	(18,256,253)		(18,250,003)	(178,734,000)	[1]
Balance at end of period (in shares) at Dec. 31, 2021		0	6,250,000	34,523,000	[2]
Beginning balance at Mar. 31, 2021		$ 0	$ 7,188			17,812	(8,476)		16,524
Balance at beginning of period (in shares) at Mar. 31, 2021		0	7,187,500
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent		$ 0	$ 0			0	63		63
Ending balance at Jun. 30, 2021		$ 0	$ 7,188			17,812	(8,413)		16,587
Balance at end of period (in shares) at Jun. 30, 2021		0	7,187,500
Beginning balance at Dec. 31, 2021		$ 0	$ 6,250			0	(18,256,253)		(18,250,003)	(178,734,000)	[1]
Balance at beginning of period (in shares) at Dec. 31, 2021		0	6,250,000	34,523,000	[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent		$ 0	$ 0			0	172,425		172,425	(4,876,000)
Ending balance at Mar. 31, 2022		$ 0	$ 6,250			0	(18,083,828)		(18,077,578)
Balance at end of period (in shares) at Mar. 31, 2022		0	6,250,000	34,856,000	[2]
Beginning balance at Dec. 31, 2021		$ 0	$ 6,250			0	(18,256,253)		(18,250,003)	(178,734,000)	[1]
Balance at beginning of period (in shares) at Dec. 31, 2021		0	6,250,000	34,523,000	[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent									(10,386,515)
Ending balance at Jun. 30, 2022		$ 0	$ 6,250			0	(28,765,555)		(28,759,305)
Balance at end of period (in shares) at Jun. 30, 2022		0	6,250,000
Beginning balance at Dec. 31, 2021		$ 0	$ 6,250			0	(18,256,253)		(18,250,003)	(178,734,000)	[1]
Balance at beginning of period (in shares) at Dec. 31, 2021		0	6,250,000	34,523,000	[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent										(55,185,000)
Ending balance at Dec. 31, 2022	[1]									9,269,000
Balance at end of period (in shares) at Dec. 31, 2022				75,020,000
Beginning balance at Mar. 31, 2022		$ 0	$ 6,250			0	(18,083,828)		(18,077,578)
Balance at beginning of period (in shares) at Mar. 31, 2022		0	6,250,000	34,856,000	[2]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Accretion of Class A common stock to redemption amount		$ 0	$ 0			0	(122,787)		(122,787)
Net Income (Loss) Attributable to Parent		0	0			0	(10,558,940)		(10,558,940)
Ending balance at Jun. 30, 2022		$ 0	$ 6,250			$ 0	$ (28,765,555)		$ (28,759,305)
Balance at end of period (in shares) at Jun. 30, 2022		0	6,250,000
Beginning balance at Dec. 31, 2022	[1]									9,269,000
Balance at beginning of period (in shares) at Dec. 31, 2022				75,020,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net Income (Loss) Attributable to Parent										(4,341,000)
Ending balance at Mar. 31, 2023										$ 10,335,000
Balance at end of period (in shares) at Mar. 31, 2023				75,628,000

[1]	Retroactively adjusted for de-SPAC merger transaction as described in Note 4.
[2]	Retroactively adjusted the three months ended March 31, 2022 for de-SPAC merger transaction as described in Note 4